Annual Total Returns	0 Months Ended
Jul. 31, 2011
(PIMCO Bond Funds - Institutional) | (PIMCO California Intermediate Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	6.04%
Annual Return 2002	6.46%
Annual Return 2003	3.17%
Annual Return 2004	2.81%
Annual Return 2005	2.12%
Annual Return 2006	4.67%
Annual Return 2007	0.63%
Annual Return 2008	(7.77%)
Annual Return 2009	14.05%
Annual Return 2010	5.08%
(PIMCO Bond Funds - Institutional) | (PIMCO California Short Duration Municipal Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	3.10%
Annual Return 2008	2.63%
Annual Return 2009	4.33%
Annual Return 2010	1.20%
(PIMCO Bond Funds - Institutional) | (PIMCO Convertible Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(13.78%)
Annual Return 2002	(7.26%)
Annual Return 2003	31.95%
Annual Return 2004	8.47%
Annual Return 2005	0.55%
Annual Return 2006	13.25%
Annual Return 2007	7.65%
Annual Return 2008	(34.74%)
Annual Return 2009	45.02%
Annual Return 2010	17.94%
(PIMCO Bond Funds - Institutional) | (PIMCO Diversified Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	9.39%
Annual Return 2005	5.89%
Annual Return 2006	7.62%
Annual Return 2007	3.97%
Annual Return 2008	(13.34%)
Annual Return 2009	31.57%
Annual Return 2010	14.26%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Local Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	12.31%
Annual Return 2008	(10.70%)
Annual Return 2009	29.23%
Annual Return 2010	15.53%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	28.17%
Annual Return 2002	12.83%
Annual Return 2003	32.54%
Annual Return 2004	12.23%
Annual Return 2005	11.73%
Annual Return 2006	9.77%
Annual Return 2007	5.61%
Annual Return 2008	(13.99%)
Annual Return 2009	30.54%
Annual Return 2010	13.06%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Corporate Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	12.40%
(PIMCO Bond Funds - Institutional) | (PIMCO Emerging Markets Currency Fund) | Institutional Class
Bar Chart Table:
Annual Return 2006	11.94%
Annual Return 2007	13.20%
Annual Return 2008	(14.56%)
Annual Return 2009	21.61%
Annual Return 2010	7.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Extended Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	10.79%
Annual Return 2008	49.19%
Annual Return 2009	(28.19%)
Annual Return 2010	12.85%
(PIMCO Bond Funds - Institutional) | (PIMCO Floating Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2005	5.40%
Annual Return 2006	9.04%
Annual Return 2007	0.59%
Annual Return 2008	(24.71%)
Annual Return 2009	34.80%
Annual Return 2010	6.99%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2001	8.96%
Annual Return 2002	7.67%
Annual Return 2003	3.56%
Annual Return 2004	6.65%
Annual Return 2005	5.72%
Annual Return 2006	2.94%
Annual Return 2007	3.97%
Annual Return 2008	(2.40%)
Annual Return 2009	19.01%
Annual Return 2010	9.18%
(PIMCO Bond Funds - Institutional) | (PIMCO Foreign Bond Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2005	(9.06%)
Annual Return 2006	6.64%
Annual Return 2007	10.46%
Annual Return 2008	(4.04%)
Annual Return 2009	21.33%
Annual Return 2010	12.47%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Advantage Strategy Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	7.59%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2001	10.83%
Annual Return 2002	9.29%
Annual Return 2003	3.93%
Annual Return 2004	6.11%
Annual Return 2005	4.98%
Annual Return 2006	2.94%
Annual Return 2007	4.99%
Annual Return 2008	(2.35%)
Annual Return 2009	15.30%
Annual Return 2010	8.53%
(PIMCO Bond Funds - Institutional) | (PIMCO Global Bond Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2001	2.48%
Annual Return 2002	21.33%
Annual Return 2003	16.59%
Annual Return 2004	11.57%
Annual Return 2005	(6.36%)
Annual Return 2006	5.85%
Annual Return 2007	9.26%
Annual Return 2008	(2.68%)
Annual Return 2009	17.17%
Annual Return 2010	11.24%
(PIMCO Bond Funds - Institutional) | (PIMCO Government Money Market Fund) | Class M
Bar Chart Table:
Annual Return 2010	0.06%
(PIMCO Bond Funds - Institutional) | (PIMCO GNMA Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	12.09%
Annual Return 2002	9.08%
Annual Return 2003	3.34%
Annual Return 2004	4.13%
Annual Return 2005	3.21%
Annual Return 2006	5.06%
Annual Return 2007	7.46%
Annual Return 2008	5.29%
Annual Return 2009	9.75%
Annual Return 2010	7.96%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	4.99%
Annual Return 2002	(0.85%)
Annual Return 2003	23.70%
Annual Return 2004	9.45%
Annual Return 2005	4.63%
Annual Return 2006	9.44%
Annual Return 2007	3.73%
Annual Return 2008	(23.69%)
Annual Return 2009	44.05%
Annual Return 2010	14.24%
(PIMCO Bond Funds - Institutional) | (PIMCO High Yield Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	(5.58%)
Annual Return 2008	(27.84%)
Annual Return 2009	31.55%
Annual Return 2010	4.88%
(PIMCO Bond Funds - Institutional) | (PIMCO Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(5.46%)
Annual Return 2009	19.20%
Annual Return 2010	20.46%
(PIMCO Bond Funds - Institutional) | (PIMCO Investment Grade Corporate Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.07%
Annual Return 2002	11.46%
Annual Return 2003	10.38%
Annual Return 2004	6.02%
Annual Return 2005	2.53%
Annual Return 2006	4.18%
Annual Return 2007	7.15%
Annual Return 2008	1.89%
Annual Return 2009	18.74%
Annual Return 2010	11.72%
(PIMCO Bond Funds - Institutional) | (PIMCO Long Duration Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	7.83%
Annual Return 2008	12.38%
Annual Return 2009	5.62%
Annual Return 2010	11.64%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term Credit Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	13.13%
(PIMCO Bond Funds - Institutional) | (PIMCO Long-Term U.S. Government Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	5.51%
Annual Return 2002	18.87%
Annual Return 2003	3.71%
Annual Return 2004	7.25%
Annual Return 2005	4.88%
Annual Return 2006	1.16%
Annual Return 2007	9.20%
Annual Return 2008	13.60%
Annual Return 2009	(2.08%)
Annual Return 2010	12.09%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	8.00%
Annual Return 2002	7.66%
Annual Return 2003	2.97%
Annual Return 2004	2.39%
Annual Return 2005	1.55%
Annual Return 2006	3.75%
Annual Return 2007	7.92%
Annual Return 2008	(1.28%)
Annual Return 2009	13.36%
Annual Return 2010	4.96%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund II) | Institutional Class
Bar Chart Table:
Annual Return 2001	8.11%
Annual Return 2002	7.10%
Annual Return 2003	1.84%
Annual Return 2004	1.90%
Annual Return 2005	1.56%
Annual Return 2006	3.47%
Annual Return 2007	7.30%
Annual Return 2008	(0.06%)
Annual Return 2009	10.26%
Annual Return 2010	3.56%
(PIMCO Bond Funds - Institutional) | (PIMCO Low Duration Fund III) | Institutional Class
Bar Chart Table:
Annual Return 2001	8.18%
Annual Return 2002	8.04%
Annual Return 2003	2.54%
Annual Return 2004	2.12%
Annual Return 2005	1.60%
Annual Return 2006	3.75%
Annual Return 2007	7.78%
Annual Return 2008	(2.37%)
Annual Return 2009	11.62%
Annual Return 2010	5.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Moderate Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.40%
Annual Return 2002	9.94%
Annual Return 2003	5.44%
Annual Return 2004	4.14%
Annual Return 2005	1.40%
Annual Return 2006	3.81%
Annual Return 2007	8.14%
Annual Return 2008	3.86%
Annual Return 2009	12.61%
Annual Return 2010	8.43%
(PIMCO Bond Funds - Institutional) | (PIMCO Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	3.95%
Annual Return 2002	1.49%
Annual Return 2003	0.85%
Annual Return 2004	1.05%
Annual Return 2005	2.96%
Annual Return 2006	4.82%
Annual Return 2007	5.04%
Annual Return 2008	2.32%
Annual Return 2009	0.15%
Annual Return 2010	0.05%
(PIMCO Bond Funds - Institutional) | (PIMCO Mortgage-Backed Securities Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.99%
Annual Return 2002	9.46%
Annual Return 2003	4.20%
Annual Return 2004	4.92%
Annual Return 2005	2.47%
Annual Return 2006	5.56%
Annual Return 2007	7.33%
Annual Return 2008	(0.44%)
Annual Return 2009	14.40%
Annual Return 2010	9.38%
(PIMCO Bond Funds - Institutional) | (PIMCO Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	7.74%
Annual Return 2002	8.29%
Annual Return 2003	5.35%
Annual Return 2004	2.92%
Annual Return 2005	3.85%
Annual Return 2006	5.42%
Annual Return 2007	0.82%
Annual Return 2008	(19.63%)
Annual Return 2009	20.66%
Annual Return 2010	3.55%
(PIMCO Bond Funds - Institutional) | (PIMCO New York Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	6.68%
Annual Return 2002	11.59%
Annual Return 2003	4.95%
Annual Return 2004	3.74%
Annual Return 2005	3.12%
Annual Return 2006	4.80%
Annual Return 2007	2.62%
Annual Return 2008	(4.53%)
Annual Return 2009	13.29%
Annual Return 2010	3.37%
(PIMCO Bond Funds - Institutional) | (PIMCO Real Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	8.70%
Annual Return 2002	17.06%
Annual Return 2003	8.50%
Annual Return 2004	9.19%
Annual Return 2005	2.64%
Annual Return 2006	0.28%
Annual Return 2007	11.59%
Annual Return 2008	(6.42%)
Annual Return 2009	18.96%
Annual Return 2010	7.81%
(PIMCO Bond Funds - Institutional) | (PIMCO Short Duration Municipal Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	4.98%
Annual Return 2002	2.97%
Annual Return 2003	2.54%
Annual Return 2004	0.85%
Annual Return 2005	1.94%
Annual Return 2006	4.34%
Annual Return 2007	1.23%
Annual Return 2008	(13.73%)
Annual Return 2009	8.34%
Annual Return 2010	1.90%
(PIMCO Bond Funds - Institutional) | (PIMCO Short-Term Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	5.65%
Annual Return 2002	2.86%
Annual Return 2003	2.60%
Annual Return 2004	1.78%
Annual Return 2005	2.65%
Annual Return 2006	4.52%
Annual Return 2007	4.55%
Annual Return 2008	(1.30%)
Annual Return 2009	9.44%
Annual Return 2010	1.93%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.49%
Annual Return 2002	10.20%
Annual Return 2003	5.56%
Annual Return 2004	5.14%
Annual Return 2005	2.89%
Annual Return 2006	3.99%
Annual Return 2007	9.07%
Annual Return 2008	4.81%
Annual Return 2009	13.83%
Annual Return 2010	8.83%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund II) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.66%
Annual Return 2002	9.92%
Annual Return 2003	4.88%
Annual Return 2004	4.22%
Annual Return 2005	2.09%
Annual Return 2006	3.90%
Annual Return 2007	8.37%
Annual Return 2008	5.12%
Annual Return 2009	13.62%
Annual Return 2010	7.73%
(PIMCO Bond Funds - Institutional) | (PIMCO Total Return Fund III) | Institutional Class
Bar Chart Table:
Annual Return 2001	9.97%
Annual Return 2002	9.98%
Annual Return 2003	6.36%
Annual Return 2004	5.45%
Annual Return 2005	2.55%
Annual Return 2006	3.86%
Annual Return 2007	8.54%
Annual Return 2008	4.21%
Annual Return 2009	13.85%
Annual Return 2010	9.08%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	13.09%
Annual Return 2010	5.64%
(PIMCO Bond Funds - Institutional) | (PIMCO Unconstrained Tax Managed Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	1.78%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO All Asset All Authority Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	11.89%
Annual Return 2005	6.72%
Annual Return 2006	3.09%
Annual Return 2007	9.99%
Annual Return 2008	(6.92%)
Annual Return 2009	19.35%
Annual Return 2010	10.67%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO All Asset Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	15.98%
Annual Return 2004	11.85%
Annual Return 2005	6.48%
Annual Return 2006	5.27%
Annual Return 2007	8.68%
Annual Return 2008	(15.48%)
Annual Return 2009	22.99%
Annual Return 2010	13.68%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO CommodityRealReturn Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	29.82%
Annual Return 2004	16.36%
Annual Return 2005	20.50%
Annual Return 2006	(3.04%)
Annual Return 2007	23.80%
Annual Return 2008	(43.33%)
Annual Return 2009	39.92%
Annual Return 2010	24.13%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO EM Fundamental IndexPLUS TR Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	93.00%
Annual Return 2010	25.86%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	16.51%
Annual Return 2010	10.65%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Fundamental IndexPLUS TR Fund) | Institutional Class
Bar Chart Table:
Annual Return 2006	17.16%
Annual Return 2007	7.73%
Annual Return 2008	(43.67%)
Annual Return 2009	57.25%
Annual Return 2010	30.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Global Multi-Asset Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	19.94%
Annual Return 2010	12.35%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)) | Institutional Class
Bar Chart Table:
Annual Return 2004	14.12%
Annual Return 2005	27.05%
Annual Return 2006	17.76%
Annual Return 2007	5.44%
Annual Return 2008	(40.26%)
Annual Return 2009	46.83%
Annual Return 2010	15.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO International StocksPLUS TR Strategy Fund (Unhedged)) | Institutional Class
Bar Chart Table:
Annual Return 2007	13.59%
Annual Return 2008	(42.72%)
Annual Return 2009	42.87%
Annual Return 2010	16.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Real Income 2019 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	5.03%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Real Income 2029 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	7.31%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Real Return Asset Fund) | Institutional Class
Bar Chart Table:
Annual Return 2002	23.36%
Annual Return 2003	13.01%
Annual Return 2004	12.94%
Annual Return 2005	5.07%
Annual Return 2006	(2.67%)
Annual Return 2007	11.49%
Annual Return 2008	(6.06%)
Annual Return 2009	16.43%
Annual Return 2010	11.09%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO RealEstateRealReturn Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	42.49%
Annual Return 2005	12.60%
Annual Return 2006	27.39%
Annual Return 2007	(12.09%)
Annual Return 2008	(47.15%)
Annual Return 2009	54.55%
Annual Return 2010	39.35%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO RealRetirement 2010 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	23.41%
Annual Return 2010	10.77%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO RealRetirement 2020 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	24.76%
Annual Return 2010	10.41%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO RealRetirement 2030 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	27.85%
Annual Return 2010	10.89%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO RealRetirement 2040 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	36.00%
Annual Return 2010	13.60%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO RealRetirement 2050 Fund) | Institutional Class
Bar Chart Table:
Annual Return 2009	38.82%
Annual Return 2010	14.56%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Small Cap StocksPLUS TR Fund) | Institutional Class
Bar Chart Table:
Annual Return 2007	1.64%
Annual Return 2008	(31.05%)
Annual Return 2009	44.30%
Annual Return 2010	39.14%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	(11.47%)
Annual Return 2002	(19.88%)
Annual Return 2003	29.63%
Annual Return 2004	10.46%
Annual Return 2005	3.22%
Annual Return 2006	14.72%
Annual Return 2007	6.45%
Annual Return 2008	(45.42%)
Annual Return 2009	42.04%
Annual Return 2010	18.20%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS Long Duration Fund) | Institutional Class
Bar Chart Table:
Annual Return 2008	(33.13%)
Annual Return 2009	27.13%
Annual Return 2010	27.60%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS Total Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	30.47%
Annual Return 2004	13.60%
Annual Return 2005	4.15%
Annual Return 2006	13.81%
Annual Return 2007	8.51%
Annual Return 2008	(42.97%)
Annual Return 2009	41.30%
Annual Return 2010	25.42%
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO StocksPLUS TR Short Strategy Fund) | Institutional Class
Bar Chart Table:
Annual Return 2004	3.54%
Annual Return 2005	0.84%
Annual Return 2006	(6.65%)
Annual Return 2007	6.38%
Annual Return 2008	48.56%
Annual Return 2009	(13.90%)
Annual Return 2010	(8.48%)
(PIMCO Strategic Markets Funds - Institutional) | (PIMCO Tax Managed Real Return Fund) | Institutional Class
Bar Chart Table:
Annual Return 2010	1.56%
(PIMCO Bond Funds - Retail) | (PIMCO California Intermediate Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.66%
Annual Return 2002	6.05%
Annual Return 2003	2.73%
Annual Return 2004	2.38%
Annual Return 2005	1.73%
Annual Return 2006	4.27%
Annual Return 2007	0.27%
Annual Return 2008	(8.08%)
Annual Return 2009	13.68%
Annual Return 2010	4.74%
(PIMCO Bond Funds - Retail) | (PIMCO California Short Duration Municipal Income Fund) | Class A
Bar Chart Table:
Annual Return 2007	2.66%
Annual Return 2008	2.21%
Annual Return 2009	3.91%
Annual Return 2010	0.79%
(PIMCO Bond Funds - Retail) | (PIMCO Convertible Fund) | Class A
Bar Chart Table:
Annual Return 2001	(14.12%)
Annual Return 2002	(7.63%)
Annual Return 2003	31.43%
Annual Return 2004	8.04%
Annual Return 2005	0.14%
Annual Return 2006	12.80%
Annual Return 2007	7.22%
Annual Return 2008	(35.00%)
Annual Return 2009	44.45%
Annual Return 2010	17.47%
(PIMCO Bond Funds - Retail) | (PIMCO Diversified Income Fund) | Class A
Bar Chart Table:
Annual Return 2004	8.91%
Annual Return 2005	5.47%
Annual Return 2006	7.19%
Annual Return 2007	3.56%
Annual Return 2008	(13.69%)
Annual Return 2009	31.05%
Annual Return 2010	13.81%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Local Bond Fund) | Class A
Bar Chart Table:
Annual Return 2007	11.88%
Annual Return 2008	(11.07%)
Annual Return 2009	28.69%
Annual Return 2010	15.01%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	27.61%
Annual Return 2002	12.37%
Annual Return 2003	32.01%
Annual Return 2004	11.78%
Annual Return 2005	11.28%
Annual Return 2006	9.33%
Annual Return 2007	5.20%
Annual Return 2008	(14.34%)
Annual Return 2009	30.02%
Annual Return 2010	12.59%
(PIMCO Bond Funds - Retail) | (PIMCO Emerging Markets Currency Fund) | Class A
Bar Chart Table:
Annual Return 2006	11.49%
Annual Return 2007	12.76%
Annual Return 2008	(14.90%)
Annual Return 2009	21.13%
Annual Return 2010	7.47%
(PIMCO Bond Funds - Retail) | (PIMCO Floating Income Fund) | Class A
Bar Chart Table:
Annual Return 2005	4.98%
Annual Return 2006	8.60%
Annual Return 2007	0.19%
Annual Return 2008	(25.01%)
Annual Return 2009	34.26%
Annual Return 2010	6.57%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2001	8.48%
Annual Return 2002	7.21%
Annual Return 2003	3.09%
Annual Return 2004	6.17%
Annual Return 2005	5.24%
Annual Return 2006	2.48%
Annual Return 2007	3.51%
Annual Return 2008	(2.84%)
Annual Return 2009	18.48%
Annual Return 2010	8.69%
(PIMCO Bond Funds - Retail) | (PIMCO Foreign Bond Fund (Unhedged)) | Class A
Bar Chart Table:
Annual Return 2005	(9.47%)
Annual Return 2006	6.17%
Annual Return 2007	9.97%
Annual Return 2008	(4.48%)
Annual Return 2009	20.79%
Annual Return 2010	11.97%
(PIMCO Bond Funds - Retail) | (PIMCO Global Advantage Strategy Bond Fund) | Class A
Bar Chart Table:
Annual Return 2010	7.17%
(PIMCO Bond Funds - Retail) | (PIMCO Global Bond Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2001	10.39%
Annual Return 2002	8.85%
Annual Return 2003	3.52%
Annual Return 2004	5.68%
Annual Return 2005	4.56%
Annual Return 2006	2.53%
Annual Return 2007	4.58%
Annual Return 2008	(2.74%)
Annual Return 2009	14.84%
Annual Return 2010	8.10%
(PIMCO Bond Funds - Retail) | (PIMCO Government Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2010	0.03%
(PIMCO Bond Funds - Retail) | (PIMCO GNMA Fund) | Class A
Bar Chart Table:
Annual Return 2001	11.72%
Annual Return 2002	8.54%
Annual Return 2003	2.93%
Annual Return 2004	3.71%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	7.03%
Annual Return 2008	4.87%
Annual Return 2009	9.32%
Annual Return 2010	7.53%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.59%
Annual Return 2002	(1.23%)
Annual Return 2003	23.20%
Annual Return 2004	9.02%
Annual Return 2005	4.21%
Annual Return 2006	9.00%
Annual Return 2007	3.31%
Annual Return 2008	(23.98%)
Annual Return 2009	43.56%
Annual Return 2010	13.84%
(PIMCO Bond Funds - Retail) | (PIMCO High Yield Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2007	(5.90%)
Annual Return 2008	(28.02%)
Annual Return 2009	31.23%
Annual Return 2010	4.62%
(PIMCO Bond Funds - Retail) | (PIMCO Income Fund) | Class A
Bar Chart Table:
Annual Return 2008	(5.93%)
Annual Return 2009	18.63%
Annual Return 2010	19.96%
(PIMCO Bond Funds - Retail) | (PIMCO Investment Grade Corporate Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	8.65%
Annual Return 2002	11.02%
Annual Return 2003	9.94%
Annual Return 2004	5.57%
Annual Return 2005	2.11%
Annual Return 2006	3.76%
Annual Return 2007	6.73%
Annual Return 2008	1.47%
Annual Return 2009	18.27%
Annual Return 2010	11.28%
(PIMCO Bond Funds - Retail) | (PIMCO Long-Term U.S. Government Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.10%
Annual Return 2002	18.41%
Annual Return 2003	3.30%
Annual Return 2004	6.83%
Annual Return 2005	4.46%
Annual Return 2006	0.76%
Annual Return 2007	8.77%
Annual Return 2008	13.15%
Annual Return 2009	(2.47%)
Annual Return 2010	11.65%
(PIMCO Bond Funds - Retail) | (PIMCO Low Duration Fund) | Class A
Bar Chart Table:
Annual Return 2001	7.49%
Annual Return 2002	7.15%
Annual Return 2003	2.49%
Annual Return 2004	1.91%
Annual Return 2005	1.09%
Annual Return 2006	3.32%
Annual Return 2007	7.47%
Annual Return 2008	(1.68%)
Annual Return 2009	12.92%
Annual Return 2010	4.56%
(PIMCO Bond Funds - Retail) | (PIMCO Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2001	3.69%
Annual Return 2002	1.24%
Annual Return 2003	0.55%
Annual Return 2004	0.77%
Annual Return 2005	2.71%
Annual Return 2006	4.56%
Annual Return 2007	4.78%
Annual Return 2008	2.06%
Annual Return 2009	0.11%
Annual Return 2010	0.05%
(PIMCO Bond Funds - Retail) | (PIMCO Mortgage-Backed Securities Fund) | Class A
Bar Chart Table:
Annual Return 2001	9.58%
Annual Return 2002	9.01%
Annual Return 2003	3.79%
Annual Return 2004	4.53%
Annual Return 2005	2.05%
Annual Return 2006	5.14%
Annual Return 2007	6.91%
Annual Return 2008	(0.83%)
Annual Return 2009	13.94%
Annual Return 2010	8.95%
(PIMCO Bond Funds - Retail) | (PIMCO Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	7.36%
Annual Return 2002	7.91%
Annual Return 2003	4.92%
Annual Return 2004	2.51%
Annual Return 2005	3.48%
Annual Return 2006	5.04%
Annual Return 2007	0.48%
Annual Return 2008	(19.88%)
Annual Return 2009	20.28%
Annual Return 2010	3.23%
(PIMCO Bond Funds - Retail) | (PIMCO New York Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	6.31%
Annual Return 2002	11.17%
Annual Return 2003	4.50%
Annual Return 2004	3.31%
Annual Return 2005	2.72%
Annual Return 2006	4.40%
Annual Return 2007	2.24%
Annual Return 2008	(4.84%)
Annual Return 2009	12.91%
Annual Return 2010	3.04%
(PIMCO Bond Funds - Retail) | (PIMCO Real Return Fund) | Class A
Bar Chart Table:
Annual Return 2001	8.24%
Annual Return 2002	16.54%
Annual Return 2003	8.02%
Annual Return 2004	8.70%
Annual Return 2005	2.17%
Annual Return 2006	(0.17%)
Annual Return 2007	11.09%
Annual Return 2008	(6.84%)
Annual Return 2009	18.43%
Annual Return 2010	7.33%
(PIMCO Bond Funds - Retail) | (PIMCO Short Duration Municipal Income Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.56%
Annual Return 2002	2.53%
Annual Return 2003	2.07%
Annual Return 2004	0.39%
Annual Return 2005	1.59%
Annual Return 2006	3.98%
Annual Return 2007	0.81%
Annual Return 2008	(14.07%)
Annual Return 2009	7.91%
Annual Return 2010	1.50%
(PIMCO Bond Funds - Retail) | (PIMCO Short-Term Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.22%
Annual Return 2002	2.45%
Annual Return 2003	2.14%
Annual Return 2004	1.34%
Annual Return 2005	2.34%
Annual Return 2006	4.22%
Annual Return 2007	4.18%
Annual Return 2008	(1.65%)
Annual Return 2009	9.05%
Annual Return 2010	1.58%
(PIMCO Bond Funds - Retail) | (PIMCO Total Return Fund) | Class A
Bar Chart Table:
Annual Return 2001	8.99%
Annual Return 2002	9.69%
Annual Return 2003	5.07%
Annual Return 2004	4.65%
Annual Return 2005	2.41%
Annual Return 2006	3.51%
Annual Return 2007	8.57%
Annual Return 2008	4.32%
Annual Return 2009	13.33%
Annual Return 2010	8.36%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Bond Fund) | Class A
Bar Chart Table:
Annual Return 2009	12.64%
Annual Return 2010	5.21%
(PIMCO Bond Funds - Retail) | (PIMCO Unconstrained Tax Managed Bond Fund) | Class A
Bar Chart Table:
Annual Return 2010	1.37%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO All Asset All Authority Fund) | Class A
Bar Chart Table:
Annual Return 2004	11.17%
Annual Return 2005	6.12%
Annual Return 2006	2.43%
Annual Return 2007	9.37%
Annual Return 2008	(7.52%)
Annual Return 2009	18.65%
Annual Return 2010	9.94%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO All Asset Fund) | Class A
Bar Chart Table:
Annual Return 2003	15.31%
Annual Return 2004	11.13%
Annual Return 2005	5.82%
Annual Return 2006	4.69%
Annual Return 2007	7.92%
Annual Return 2008	(15.91%)
Annual Return 2009	22.20%
Annual Return 2010	13.06%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO CommodityRealReturn Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2003	29.09%
Annual Return 2004	15.78%
Annual Return 2005	19.92%
Annual Return 2006	(3.46%)
Annual Return 2007	23.17%
Annual Return 2008	(43.71%)
Annual Return 2009	39.50%
Annual Return 2010	23.50%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental Advantage Total Return Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2009	15.79%
Annual Return 2010	10.74%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Fundamental IndexPLUS TR Fund) | Class A
Bar Chart Table:
Annual Return 2006	16.70%
Annual Return 2007	7.37%
Annual Return 2008	(43.92%)
Annual Return 2009	56.50%
Annual Return 2010	30.03%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Global Multi-Asset Fund) | Class A
Bar Chart Table:
Annual Return 2009	19.16%
Annual Return 2010	11.75%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS TR Strategy Fund (U.S. Dollar-Hedged)) | Class A
Bar Chart Table:
Annual Return 2004	13.59%
Annual Return 2005	26.38%
Annual Return 2006	17.35%
Annual Return 2007	5.06%
Annual Return 2008	(40.57%)
Annual Return 2009	46.32%
Annual Return 2010	14.98%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO International StocksPLUS TR Strategy Fund (Unhedged)) | Class A
Bar Chart Table:
Annual Return 2007	13.04%
Annual Return 2008	(42.86%)
Annual Return 2009	42.06%
Annual Return 2010	15.95%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Real Income 2019 Fund) | Class A
Bar Chart Table:
Annual Return 2010	4.80%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Real Income 2029 Fund) | Class A
Bar Chart Table:
Annual Return 2010	6.99%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO RealEstateRealReturn Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2004	41.58%
Annual Return 2005	12.12%
Annual Return 2006	26.80%
Annual Return 2007	(12.42%)
Annual Return 2008	(47.29%)
Annual Return 2009	53.42%
Annual Return 2010	38.86%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO RealRetirement 2010 Fund) | Class A
Bar Chart Table:
Annual Return 2009	22.57%
Annual Return 2010	10.05%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO RealRetirement 2020 Fund) | Class A
Bar Chart Table:
Annual Return 2009	24.10%
Annual Return 2010	9.73%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO RealRetirement 2030 Fund) | Class A
Bar Chart Table:
Annual Return 2009	26.87%
Annual Return 2010	10.21%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO RealRetirement 2040 Fund) | Class A
Bar Chart Table:
Annual Return 2009	35.15%
Annual Return 2010	12.97%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO RealRetirement 2050 Fund) | Class A
Bar Chart Table:
Annual Return 2009	37.84%
Annual Return 2010	14.09%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Small Cap StocksPLUS TR Fund) | Class A
Bar Chart Table:
Annual Return 2007	1.17%
Annual Return 2008	(31.21%)
Annual Return 2009	44.20%
Annual Return 2010	38.74%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS Fund) | Class A
Bar Chart Table:
Annual Return 2001	(12.17%)
Annual Return 2002	(20.21%)
Annual Return 2003	28.87%
Annual Return 2004	10.17%
Annual Return 2005	2.70%
Annual Return 2006	14.23%
Annual Return 2007	6.03%
Annual Return 2008	(45.60%)
Annual Return 2009	41.44%
Annual Return 2010	17.85%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS Total Return Fund) | Class A
Bar Chart Table:
Annual Return 2003	30.56%
Annual Return 2004	13.13%
Annual Return 2005	3.67%
Annual Return 2006	13.32%
Annual Return 2007	8.06%
Annual Return 2008	(43.13%)
Annual Return 2009	40.49%
Annual Return 2010	25.03%
(PIMCO Strategic Markets Funds - Retail) | (PIMCO StocksPLUS TR Short Strategy Fund) | Class A
Bar Chart Table:
Annual Return 2004	3.13%
Annual Return 2005	0.43%
Annual Return 2006	(6.88%)
Annual Return 2007	5.97%
Annual Return 2008	47.43%
Annual Return 2009	(14.21%)
Annual Return 2010	(9.13%)
(PIMCO Strategic Markets Funds - Retail) | (PIMCO Tax Managed Real Return Fund) | Class A
Bar Chart Table:
Annual Return 2010	1.15%